Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	4.01
Maximum Aggregate Offering Price	$ 601,500
Fee Rate	0.0087%
Amount of Registration Fee	$ 52.33
Offering Note

(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers an indeterminate number of additional shares of common stock of Airgain, Inc. (the "Registrant") that may be issued pursuant to the Registrant’s 2016 Employee Stock Purchase Plan (the "ESPP") as a result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

(2) Represents 150,000 shares of the Registrant’s common stock available for issuance under the ESPP.

(3) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on November 6, 2026, which date is within five business days prior to filing this Registration Statement.